 RULE 497 DOCUMENT

On behalf of DWS Dreman Small Mid Cap Value VIP and DWS Government & Agency Securities VIP, each a series of DWS Variable Series II (each a “Fund”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the form of prospectuses filed with the Securities and Exchange Commission on behalf of the each Fund pursuant to Rule 497(c) under the Securities Act on May 2, 2011; such form of prospectuses (accession number 0000088053-11-000660) are incorporated by reference into this Rule 497 Document.